Aug. 31, 2024
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%

Distribution and/or Service (12b-1) Fees	0.25	0.75	0.50	None	None	None

Other Expenses[2]	0.17	0.17	0.17	0.17	0.17	0.10

Interest Expense	0.05	0.05	0.05	0.05	0.05	0.05

Total Other Expenses	0.22	0.22	0.22	0.22	0.22	0.15

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.09	1.59	1.34	0.84	0.84	0.77

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$358	$588	$836	$1,545

Class C	$262	$502	$866	$1,756

Class R	$136	$425	$734	$1,613

Class Y	$86	$268	$466	$1,037

Class R5	$86	$268	$466	$1,037

Class R6	$79	$246	$428	$954

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$358	$588	$836	$1,545

Class C	$162	$502	$866	$1,756

Class R	$136	$425	$734	$1,613

Class Y	$86	$268	$466	$1,037

Class R5	$86	$268	$466	$1,037

Class R6	$79	$246	$428	$954

You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans made by banks and other lending institutions, senior secured floating rate debt instruments, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund’s portfolio managers select the Fund’s portfolio investments by actively employing environmental, social and governance (ESG) criteria in the investment selection process described below, except as otherwise indicated.
Floating rate loans (also known as bank loans) are made to or issued by companies (borrowers), which may include U.S. and non-U.S. companies, and bear interest at a floating rate that resets periodically based on a benchmark that reflects current interest rates. Secured floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as agent for the lenders in the lending group.
Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.
The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities that are determined to be below investment grade. Such floating rate debt securities are commonly referred to as “junk bonds”. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser) to be of comparable quality, each at the time of purchase. The Fund may invest in defaulted or distressed loans and loans to bankrupt companies.
The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities of non-U.S. borrowers or issuers.
The Fund may invest in collateralized loan obligations (CLOs), which are debt instruments backed solely by a pool of other debt securities. CLOs where the CLO securities held by the Fund are in the senior classes with a floating rate of return will be counted toward the Fund’s 80% investment policy described above and are subject to application of the portfolio managers’ ESG criteria with respect to CLOs, as described below.
The Fund can invest up to 20% of its total assets in certain other types of debt obligations or securities and equity securities (including common stocks, preferred stocks, rights, warrants, and securities convertible into common stock), both to seek to increase yield and to manage cash flow. Other types of debt obligations and securities in which the Fund may invest may include unsecured loans, fixed rate high yield bonds, investment grade corporate bonds, and short-term government and commercial debt obligations. The Fund may also invest in CLO securities that are in the subordinated debt tranches of a CLO. Up to 5% of the Fund’s net assets may be invested in subordinated loans. Some of the floating rate loans and debt securities in which the Fund may invest will be considered to be illiquid.
The Fund may invest without limitation in obligations for which there is no readily available trading market or which are otherwise illiquid, including securities restricted as to resale such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended, and other types of exempt securities.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and swap contracts. The Fund can engage in foreign currency transactions either on a spot basis (i.e. for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can use currency futures to seek to hedge its exposure to foreign currencies. The Fund can use swap contracts, including interest rate swaps, to seek to hedge or adjust its exposure to interest rates, and can use currency swaps to hedge its exposure to foreign currencies. The Fund can also use swap contracts, including credit default swaps, and can invest in credit linked notes, to gain or reduce exposure to an asset class or a particular issuer.
The portfolio managers’ ESG criteria will apply to derivatives and other instruments that have economic characteristics similar to senior secured floating rate loans made by banks and other lending institutions and senior secured floating rate debt instruments as reflected in the Fund’s 80% investment policy. However, the Adviser’s ESG criteria will not apply to the Fund’s investments in derivatives for currency hedging purposes.
The Fund invests in loans and debt securities selected by the Fund’s portfolio managers based on a fundamental bottom-up risk assessment of each issuer and issue, combined with a top-down macro and sector overlay. The portfolio managers construct the Fund’s portfolio using a process that focuses on obtaining access to the widest possible range of potential investments available in the market and ongoing credit analysis of issuers. The portfolio managers perform their own independent credit analysis on each borrower and the collateral securing each loan, considering the nature of the industry in which the borrower operates, the nature of the borrower’s assets and the general quality and creditworthiness of the borrower.
For each investment opportunity, the portfolio managers undertake a comprehensive due diligence review of the issuer, including in-depth meetings with the issuer’s management team, the financial sponsor (if applicable), and the industry in which the issuer competes, as well as engage in discussions with third party industry experts to assess credit risk and gain a detailed understanding of the company and the industry. The portfolio managers’ due diligence looks at detailed cash flow models, credit and relative value comparable company analyses, and structural terms of the loan. The portfolio managers also analyze each company to determine its earnings potential and other factors indicating the sustainability of debt repayment. The analysis concludes with an investment thesis and recommendation that includes an internal risk rating derived from the portfolio managers’ view of the issuer’s probability of default and estimated recovery ratings.
Additionally, as part of the credit selection and portfolio construction process, the Fund employs a proprietary framework for evaluating each issuer based on ESG criteria the portfolio managers have determined to be important in the investment selection process. The Fund’s ESG methodology actively utilizes both proprietary ESG scoring and ESG exclusionary screening to construct the Fund’s portfolio. The portfolio managers apply their ESG criteria in an effort to assess an issuer’s impact of business operations on the environment, the social impact its business has on internal and external communities, and the quality of its corporate governance principles.
Under normal market conditions, the portfolio managers will employ the following ESG methodology to assess investment opportunities for the Fund’s portfolio (except with respect to CLOs, which employ a different ESG methodology described below): The portfolio managers first employ a proprietary ESG screen to exclude issuers from the investment universe of securities in which the Fund may invest that do not meet its investment criteria. Such excluded issuers are those with substantial involvement in the production of tobacco products, controversial weapons, engagement in cultivation, production or distribution of recreational cannabis, extraction of thermal coal, and extraction of fossil fuels from unconventional sources. Issuers involved in the generation of electricity above 30% from coal-fired plants are also excluded. Issuers will also be excluded based on their non-compliance with UN Global Compact principles. The principles of the UN Global Compact represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, environment and anti-corruption. To the extent an issuer’s status changes to meet the qualification for exclusion, the Fund shall take steps to divest its holdings of the issuer within a reasonable period of time. Because the Fund's divestment of such investments may not be immediate, the Fund could be invested in investments that do meet the qualification for exclusion. This screening criteria may be updated periodically.
Next, based on research and due diligence reviews conducted with the management teams of the eligible issuers, each investment opportunity is scored by the portfolio management team on a scale of 1-5 for risks related to multiple ESG factors under each individual pillar of the ESG framework (1 indicates “no risk” and 5 indicates “high risk”). The environmental pillar (“E”) factors include natural resources, pollution and waste, supply chain impact, and environmental opportunities. The social pillar (“S”) factors include workforce, community, product responsibility, and human rights. The governance pillar (“G”) factors include management, shareholders, board of directors, auditors, regulatory issuers, corporate social responsibility strategy, anti-corruption, and business ethics. The foregoing factors in each ESG pillar may be updated periodically.
Each investment opportunity is assigned a weighted average score for each ESG pillar. An overall aggregated, or composite, ESG score is also calculated, with pillars weighted differently depending on the industry. The scores are determined at the time of purchase and reviewed at least annually. The Fund will not invest in loans or securities from issuers that have a composite ESG rating or single category E, S, or G pillar rating above levels set within the internal ESG rating methodology, and will seek to divest within a reasonable period of time from investments for which the aggregate ESG rating or single category E, S, or G ratings rise above these limits, as determined by the portfolio managers’ internal rating methodology. Because the Fund's divestment of such investments may not be immediate, the Fund could be invested in investments that do meet the qualification for exclusion. Under normal circumstances, pursuant to its current internal limits, the Fund will only invest in loans from issuers with a single category E, S or G pillar score of 4.25 and under and will also only invest in loans from issuers with a composite ESG score of 4.0 and under.
With regard to the application of the Fund’s ESG methodology to CLOs, the portfolio managers will utilize a proprietary approach in selecting CLOs for investment. The portfolio managers will assess via their due diligence process how a CLO manager incorporates ESG considerations into its asset selection process. The portfolio managers examine and assess the following ESG considerations with respect to the CLO manager: the existence of an ESG practice that definitively includes/excludes borrowers as eligible investments; the number of the CLO’s investments that must be ESG-rated prior to becoming an eligible investment; the extent to which the ESG ratings process results in a quantitative evaluation; the existence of an exclusionary/screening policy that prohibits investments in certain companies based on ESG considerations; the extent to which formal control procedures are in place to ensure consistency and compliance with ESG policies; the frequency with which ESG ratings are evaluated; and the extent to which the CLO manager is a signatory to UN-backed principles of responsible investment. Based on those considerations, the portfolio managers assign quantitative factor ratings to each CLO manager in order to assess how that manager evaluates the different E, S and G risks within their portfolio and determine a cumulative CLO manager ESG score. Only CLO managers whose ESG practices meet the Fund’s internal ESG standards based on the above considerations and quantitative factor ratings will become an eligible CLO manager. The CLO manager screen will be reviewed and updated at least annually.
Decisions to purchase or sell loans and other investments are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations, situation-specific opportunities and application of the Fund’s ESG criteria. The purchase or sale of loans and other investments may be related to a decision to alter the Fund’s macro risk exposure, a desire to limit or reduce the Fund’s exposure to a particular security or issuer, the degradation of an issuer’s credit quality, an ESG screen or score, or the general liquidity needs of the Fund.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. For periods prior to August 21, 2020, performance shown is that of the Fund using its previous investment strategy, which did not apply ESG criteria. Therefore, the performance shown for periods prior to August 21, 2020 may have differed had the Fund’s current investment strategy been in effect. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Year-to-date	September 30, 2024	5.62%
Best Quarter	June 30, 2020	7.04%
Worst Quarter	March 31, 2020	-12.03%

Average Annual Total Returns (for the periods ended December 31, 2023)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	5/1/1997	8.89%	4.18%	3.33%
Return After Taxes on Distributions		5.20	1.77	1.17
Return After Taxes on Distributions and Sale of Fund Shares		5.18	2.14	1.55

Class C	3/31/2000	10.13	4.22	3.16

Class R	4/13/2006	11.39	4.46	3.32

Class Y	10/3/2008	11.95	4.98	3.84

Class R5	4/13/2006	11.97	5.00	3.85

Class R6	9/24/2012	12.05	5.04	3.91

Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)		13.04	5.56	4.44

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.53	1.10	1.81

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.